Segment Reporting	6 Months Ended
Apr. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 20 – SEGMENT REPORTING

In accordance with Accounting Standards Codification (ASC) Topic 280 Segment Reporting and Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Group identifies operating segments using the management approach, which is based on the internal reporting components regularly reviewed by the Chief Operating Decision Maker (CODM) to allocate resources and assess performance.

The Group’s CODM is the Chief Executive Officer, who reviews the Group’s consolidated financial results on an aggregate basis to make operating decisions, allocate resources, and evaluate financial performance.

The Group conducts its sole principal business - the resale of electronic power equipment, mobile phones and accessories - in Shenzhen and Beijing, the People’s Republic of China. The Group’s core operating entity is “Shenzhen Jiuzi”. The Group also has an entity in Hong Kong, “Jiuzi HK”, which incurs some listing-related expenses. All operations are managed on an integrated basis, and the CODM does not assess performance at the legal entity level. Accordingly, the Group operates as a single reportable segment.

As a result, the Group has only one single reportable segment. The operating scope, financial measurement policies, and reporting line items of this reportable segment are fully consistent with the Group’s consolidated financial statements prepared in accordance with US GAAP.